Note 20 - Inventories - Components of Inventory (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[3]	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[3]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[3]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[3]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Consumable stores*	[1]	$ 20,712				$ 18,001
Gold in progress and Ore Stockpile@	[2]	3,056				2,303
Inventories		$ 23,768	$ 22,732	$ 20,401	$ 20,542	$ 20,304	[3]	$ 18,826	$ 18,454	$ 18,477	$ 18,334		$ 19,675	$ 20,535	$ 20,297	$ 20,812		$ 18,134	$ 15,625	$ 14,363	$ 16,798		$ 14,280	$ 12,010	$ 11,358	$ 11,092		$ 10,238	$ 9,729	$ 9,068

[1]	Included in consumables stores is an amount of ($2,105) (2023: ($1,793)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use. Write down of inventory amounted to $312 for 2024 (2023:$283).
[2]	Gold work in progress balance as at December 31, 2024 consists of 3,442 ounces (2023: 3,057 ounces) of gold. The ore stockpile relates to a surface stockpile of approximately 8,400 tonnes (2023: Nil tonnes) of crushed ore containing approximately 700 ounces of recoverable gold. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained gold ounces is based on assay data, and the estimated recovery percentage based on the expected processing method.
[3]	Refer to note 41.